Form N-1A Supplement	Oct. 19, 2026
xETFs International Semiconductor Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

EXCHANGE LISTED FUNDS TRUST

(the “Trust”)

xETFs International Semiconductor ETF (Nasdaq Stock Market Ticker: ISMH)

(the “Fund”)

Supplement dated October 19, 2026, to the Fund’s currently effective

Prospectus and Statement of Additional Information

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND’S NAME

The Board of Trustees of the Trust considered and approved a change to the name of the Fund. Effective immediately, the name of the Fund is changed to “xETFs International Semiconductor Index ETF.” All references to the Fund’s prior name are replaced with references to the Fund’s new name.

The changes will not affect the Fund’s investment objective or principal investment strategy, and the Fund’s ticker will not change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.